Pilot plant - Narrative (Details) - Pilot plant [member]		12 Months Ended
	May 09, 2020	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)
Pilot Plant
Period of research of pilot plant	3 years
Useful life measured as period of time, property, plant and equipment		2 years
Pilot plant, estimated salvage value		$ 640,000	$ 500,000